The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 52.2%
	AGGREGATE BOND — 17.0%
88,691	BlackRock Ultra Short-Term Bond	$4,438,098
25,308	Fidelity Total Bond ETF	1,139,366
65,869	First Trust Enhanced Short Maturity ETF	3,915,253
		9,492,717
	BROAD MARKET — 0.1%
482	Vanguard U.S. Momentum Factor ETF	54,977
	CONSUMER STAPLES — 0.7%
4,146	Fidelity MSCI Consumer Staples Index ETF	185,782
927	iShares U.S. Consumer Staples ETF	187,977
		373,759
	CORPORATE — 19.3%
103,775	Franklin Senior Loan ETF	2,390,208
3,458	iShares 0-5 Year High Yield Corporate Bond ETF	141,397
45,658	iShares Inflation Hedged Corporate Bond ETF	1,146,701
13,473	iShares JP Morgan EM Corporate Bond ETF	576,105
62,047	SPDR Portfolio High Yield Bond ETF	1,386,130
155,552	SPDR Portfolio Short Term Corporate Bond ETF	4,570,118
7,390	Vanguard Intermediate-Term Corporate Bond ETF	572,799
		10,783,458
	EMERGING MARKETS — 0.4%
3,380	Columbia EM Core ex-China ETF	86,359
3,797	Invesco S&P Emerging Markets Low Volatility ETF	87,369
2,140	Vanguard FTSE Emerging Markets ETF	83,417
		257,145
	EMERGING MARKETS BOND — 1.0%
23,998	Invesco BulletShares 2024 USD Emerging Markets Debt ETF	577,512
	GLOBAL — 0.2%
1,768	iShares Global 100 ETF	113,240
	INFLATION PROTECTED — 2.0%
47,757	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	1,123,245
	INTERNATIONAL — 1.0%
1,248	Cambria Foreign Shareholder Yield ETF	30,294
1,987	iShares MSCI International Small-Cap Multifactor ETF	59,610
4,398	Schwab Fundamental International Large Co. Index ETF	127,850
3,739	SPDR Portfolio Developed World ex-US ETF	111,011
537	Vanguard FTSE All World ex-US Small-Cap ETF	55,209
2,652	Vanguard FTSE Developed Markets ETF	111,304

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
2,763	WisdomTree Global ex-US Quality Dividend Growth Fund	$89,038
		584,316
	LARGE-CAP — 6.1%
1,788	Franklin U.S. Core Dividend Tilt Index ETF	53,811
638	Invesco QQQ Trust Series 1	169,887
6,912	Invesco S&P 500 GARP ETF	570,931
2,025	Schwab Fundamental U.S. Large Co. Index ETF	108,216
15,674	Schwab U.S. Dividend Equity ETF	1,184,014
8,465	Schwab U.S. Large-Cap Growth ETF	470,315
2,572	SPDR Russell 1000 Yield Focus ETF	240,996
4,315	Vanguard Value ETF	605,697
		3,403,867
	MID-CAP — 0.7%
1,065	Invesco S&P MidCap 400 Pure Value ETF	96,627
362	Invesco S&P MidCap Momentum ETF	27,259
227	iShares Core S&P Mid-Cap ETF	54,909
2,438	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	205,215
		384,010
	PRECIOUS METALS — 2.0%
29,589	abrdn Physical Silver Shares ETF*	679,955
13,013	iShares Gold Trust*	450,120
		1,130,075
	SMALL-CAP — 0.3%
2,082	Dimensional U.S. Small Cap ETF	106,495
1,499	JPMorgan Diversified Return U.S. Small Cap Equity ETF	58,071
		164,566
	THEMATIC — 1.4%
9,080	Global X U.S. Infrastructure Development ETF	240,529
22,091	Invesco DB Commodity Index Tracking Fund	544,543
		785,072
	Total Exchange-Traded Funds
	(Cost $30,358,250)	29,227,959
	EXCHANGE-TRADED NOTES — 0.6%
	INDUSTRIAL METALS — 0.6%
16,056	iPath Series B Bloomberg Copper Subindex Total Return ETN*	311,085
	Total Exchange-Traded Notes
	(Cost $344,426)	311,085

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS — 40.6%
	AGGREGATE BOND — 7.2%
25,897	Allspring Core Plus Bond Fund - Class R6	$287,711
100,530	Bond Fund of America - Class F-3	1,144,033
121,443	Federated Hermes Total Return Bond Fund - Class R6	1,150,063
21,601	John Hancock Bond Trust - Class R6	287,938
64,448	Vanguard Core Bond Fund, Admiral Shares	1,153,616
		4,023,361
	BANK LOANS — 12.2%
240,893	Credit Suisse Floating Rate High Income Fund - Class I	1,486,308
312,670	Fidelity Advisor Floating Rate High Income Fund	2,807,775
277,250	T Rowe Price Institutional Floating Rate Fund - Institutional Class	2,545,155
		6,839,238
	BLEND BROAD MARKET — 0.2%
3,716	DFA U.S. Core Equity 1 Portfolio - Class Institutional	110,702
	BLEND LARGE CAP — 1.7%
11,260	DFA U.S. Large Co. Portfolio - Class Institutional	294,451
4,907	Fidelity 500 Index Fund - Class Institutional Premium	653,241
		947,692
	EMERGING MARKET STOCK — 0.2%
1,327	New World Fund, Inc. - Class F-3	88,152
	EMERGING MARKETS BOND — 1.1%
27,404	Vanguard Emerging Markets Bond Fund, Admiral Shares	601,251
	FOREIGN AGGREGATE BOND — 8.3%
278,975	DFA Short Duration Real Return Portfolio - Institutional Class	2,809,280
179,398	Dodge & Cox Global Bond Fund - Class I	1,808,335
		4,617,615
	FOREIGN BLEND — 0.4%
7,272	Dimensional Global Equity Portfolio - Class Institutional	191,618
1,170	Rainier International Discovery Series - Class Z	25,496
		217,114
	FOREIGN GOVERNMENT BOND — 0.0%
—[1]	DFA World ex U.S. Government Fixed Income Portfolio - Class Institutional	—[2]
	FOREIGN VALUE — 0.4%
6,472	DFA International Value Portfolio - Class Institutional	115,076
6,804	Dodge & Cox Global Stock Fund - Class I	85,797
		200,873

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GROWTH BROAD MARKET — 0.1%
1,730	New Perspective Fund - Class R-6	$81,855
	GROWTH LARGE CAP — 0.8%
12,161	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	450,688
	GROWTH SMALL CAP — 0.1%
558	Hood River Small-Cap Growth Fund - Class Retirement*	26,233
617	Vanguard Explorer Fund, Admiral Shares	53,628
		79,861
	HIGH YIELD BOND — 2.5%
155,895	American High-Income Trust - Class F-3	1,412,405
	INFLATION PROTECTED — 4.1%
110,019	AB Bond Inflation Strategy Portfolio - Class Advisor	1,137,600
99,124	Lord Abbett Inflation Focused Fund - Class F	1,144,886
		2,282,486
	VALUE LARGE CAP — 1.2%
10,074	Vanguard Windsor Fund, Admiral Shares	687,921
	VALUE MID CAP — 0.1%
2,093	DFA U.S. Targeted Value Portfolio - Class Institutional	57,337
	Total Mutual Funds
	(Cost $24,829,667)	22,698,551
	MONEY MARKET FUNDS — 8.3%
4,282,326	Gabelli U.S. Treasury Money Market Fund - Class AAA, 3.94%[3]	4,282,326
362,117	Goldman Sachs Financial Square Government Fund - Institutional Class, 4.07%[3]	362,117
	Money Market Funds
	(Cost $4,644,443)	4,644,443
	TOTAL INVESTMENTS — 101.7%
	(Cost $60,176,786)	56,882,038
	Liabilities in Excess of Other Assets — (1.7)%	(925,427)
	TOTAL NET ASSETS — 100.0%	$55,956,611

*Non-income producing security.
[1]Amount represents less than 0.5 shares.
[2]Amount represents less than $0.50.
[3]Effective 7 day yield as of December 31, 2022.